Leases	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Leases

17.	Leases

The Company is lessee in several lease agreements for forest lands, offices, distribution centers, outgrowers, vehicles, among others. Some contracts have a renewal option for an additional period at the end of the agreement, established by contractual amendments. Automatic renewals or renewals for undetermined periods are not allowed.

The contract clauses mentioned, with respect to renewal, readjustment and purchase option, are contracted according to market practices. In addition, there are no clauses of contingent payments or restrictions on dividends distribution, payments of interest on shareholders’ equity or obtaining debt.

17.1.	Right-of-use assets

The right-of-use assets as set forth below are part of the balances of property, plant and equipment and intangible assets (notes 13 and 14).

	Average rate (1)	12.31.22	Additions	Disposals	Transfer	Monetary correction by Hyperinflation	Exchange rate variation	12.31.23
Cost
Land		139,740	9,330	(11,883)	-	1,286	(8,401)	130,072
Buildings, facilities and improvements		4,031,143	1,031,073	(675,341)	(27,655)	12,940	(26,825)	4,345,335
Machinery and equipment		47,688	241,292	(18,148)	27,655	575	(514)	298,548
Vehicles		602,116	138,388	(294,854)	-	4,992	(28,084)	422,558
Software		12,303	-	(12,303)	-	-	-	-
		4,832,990	1,420,083	(1,012,529)	-	19,793	(63,824)	5,196,513

Depreciation
Land	7.37%	(44,006)	(10,680)	11,405	-	277	1,554	(41,450)
Buildings, facilities and improvements	13.56%	(1,784,777)	(574,800)	597,221	15,686	(3,786)	14,260	(1,736,196)
Machinery and equipment	19.40%	(27,283)	(52,424)	14,795	(15,686)	(1,957)	605	(81,950)
Vehicles	35.27%	(346,907)	(179,841)	289,744	-	(7,879)	17,973	(226,910)
Software	-	(10,814)	(1,487)	12,301	-	-	-	-
		(2,213,787)	(819,232)	925,466	-	(13,345)	34,392	(2,086,506)
		2,619,203	600,851	(87,063)	-	6,448	(29,432)	3,110,007
(1)	Weighted average annual rate.

	Average rate (1)	12.31.21	Additions	Disposals	Monetary correction by hyperinflation	Exchange rate variation	12.31.22
Cost
Land		145,394	732	(2,489)	3,534	(7,431)	139,740
Buildings		3,223,625	927,818	(116,707)	18,933	(22,526)	4,031,143
Machinery and equipment		117,412	4,086	(74,193)	815	(432)	47,688
Vehicles		369,979	246,075	(5,477)	6,279	(14,740)	602,116
Software		79,731	-	(67,428)	-	-	12,303
		3,936,141	1,178,711	(266,294)	29,561	(45,129)	4,832,990

Depreciation
Land	8.95%	(36,439)	(12,334)	2,401	1,090	1,276	(44,006)
Buildings	5.16%	(1,383,968)	(510,875)	104,540	(10,225)	15,751	(1,784,777)
Machinery and equipment	25.60%	(73,385)	(27,726)	74,111	(475)	192	(27,283)
Vehicles	23.19%	(189,817)	(161,992)	4,383	(5,496)	6,015	(346,907)
Software	76.58%	(61,193)	(3,998)	54,377	-	-	(10,814)
		(1,744,802)	(716,925)	239,812	(15,106)	23,234	(2,213,787)
		2,191,339	461,786	(26,482)	14,455	(21,895)	2,619,203

(1)	Weighted average annual rate.

17.2. Lease liabilities

	Weighted average interest rate (p.a.)	WAM (1)	12.31.22	Additions	Payments	Interest paid	Interest accrued	Disposals	Exchange rate variation	12.31.23
Land	-	-	112,476	9,330	(6,844)	(9,404)	9,404	(1,792)	(6,475)	106,695
Buildings, facilities and improvements	-	-	2,634,074	1,031,073	(530,779)	(142,245)	268,659	(77,896)	(8,024)	3,174,862
Machinery and equipment	-	-	22,565	241,292	(34,756)	(28,660)	28,660	(3,533)	(296)	225,272
Vehicles	-	-	274,215	138,388	(168,473)	(16,677)	16,677	(16,841)	(12,271)	215,018
Software	-	-	1,604	-	(1,604)	(45)	45	-	-	-
	7.5%	7.6	3,044,934	1,420,083	(742,456)	(197,031)	323,445	(100,062)	(27,066)	3,721,847

Current			676,864							944,326
Non-current			2,368,070							2,777,521

(1)	Weighted average maturity in years.

	Weighted average interest rate (p.a.)	WAM (1)	12.31.21	Additions	Payments	Interest paid	Interest accrued	Disposals	Exchange rate variation	12.31.22
Land	-	-	126,293	732	(7,709)	(9,653)	9,653	(166)	(6,674)	112,476
Buildings	-	-	2,095,375	935,916	(458,434)	(102,740)	191,431	(19,395)	(8,079)	2,634,074
Machinery and equipment	-	-	45,218	4,086	(25,609)	(2,709)	2,709	(10)	(1,120)	22,565
Vehicles	-	-	192,694	246,075	(153,992)	(15,830)	15,830	(1,362)	(9,200)	274,215
Software	-	-	19,666	-	(4,102)	(249)	249	(13,960)	-	1,604
	7.2%	7.3	2,479,246	1,186,809	(649,846)	(131,181)	219,872	(34,893)	(25,073)	3,044,934

Current			471,956							676,864
Non-current			2,007,290							2,368,070
(1)	Weighted average maturity in years.

17.3.	Lease liabilities maturity schedule

The maturity schedule of the minimum required future payments is presented below:

12.31.23
Current	944,326
Non-current	2,777,521
2025	686,951
2026	510,645
2027	425,753
2028	285,951
2029 onwards	868,221
3,721,847

17.4.	Amounts recognized in the statement of income

The amounts directly recognized in the statement of income presented below relate to items not capitalized, including: low-value assets, short-term leases and leases with variable payments.

	12.31.23	12.31.22	12.31.21
Variable payments not included in the lease liabilities	186,146	217,498	282,732
Expenses related to short-term leases	97,511	124,451	171,733
Expenses related to low-value assets	26,454	13,469	4,681
	310,111	355,418	459,146